Major commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Loss Contingencies [Line Items]
Minimum rental payments for operating leases and minimum lease payments for capital leases in each of the next five years and thereafter [Text Block]
In millions		Operating	Capital
2016		$169	$245
2017		138	186
2018		113	17
2019		82	17
2020		53	23
2021 and thereafter		187	152
Total		$742	640
Less:	Imputed interest on capital leases at rates ranging from approximately 0.7% to 7.3%		118
Present value of minimum lease payments included in debt (Note 10)			$522

Provision for specific environmental sites [Text Block]

As at December 31, 2015, 2014 and 2013, the Company’s provision for specific environmental sites was as follows:

In millions	2015	2014	2013
Beginning of year	$114	$119	$123
Accruals and other	81	11	12
Payments	(91)	(19)	(18)
Foreign exchange	6	3	2
End of year	$110	$114	$119
Current portion - End of year	$51	$45	$41

Employee injuries, Canada
Loss Contingencies [Line Items]
Contingencies, employee injuries [Text Block]

As at December 31, 2015, 2014 and 2013, the Company’s provision for personal injury and other claims in Canada was as follows:

In millions	2015	2014	2013
Beginning of year	$203	$210	$209
Accruals and other	17	28	38
Payments	(29)	(35)	(37)
End of year	$191	$203	$210
Current portion - End of year	$27	$28	$31

Employee injuries, United States
Loss Contingencies [Line Items]
Contingencies, employee injuries [Text Block]

As at December 31, 2015, 2014 and 2013, the Company’s provision for personal injury and other claims in the U.S. was as follows:

In millions	2015	2014	2013
Beginning of year	$95	$106	$105
Accruals and other	22	2	18
Payments	(30)	(22)	(24)
Foreign exchange	18	9	7
End of year	$105	$95	$106
Current portion - End of year	$24	$20	$14